PROPERTY AND EQUIPMENT - NET - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Archival imagery
Property, Plant and Equipment [Line Items]
Property and Equipment with Indefinite life	$ 9.9	$ 10.3	$ 10.8